Convertible Debt (Details Narrative) - USD ($)								12 Months Ended
	Jun. 28, 2019	Apr. 08, 2019	Apr. 08, 2019	Mar. 27, 2019	Mar. 27, 2019	Mar. 18, 2019	Dec. 12, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Short-term Debt [Line Items]
Debt conversion description								The 12% Convertible Debentures were subject to the Company receiving stockholder approval to increase its authorized shares of common stock before conversion. Principal on the 12% Convertible Debentures were convertible into shares of the Company’s common stock, at the option of the investor at any time prior to December 31, 2020, at either a per share conversion price of $0.33 (with respect to the 12% Convertible Debentures issued in 2018) or $0.40 (with respect to the 12% Convertible Debentures issued in 2019), subject to adjustment for stock splits, stock dividends and similar transactions, and certain beneficial ownership blocker provisions.
Debt interest rate								12.00%	12.00%	12.00%
Conversion price									$ 0.40	$ 0.33
Proceeds from convertible debt		$ 100,000		$ 318,000		$ 1,696,000	$ 13,091,528
Debt converted into shares		250,000		795,000		4,240,000	39,671,297
Principal amount of debt								$ 83,616,590
Legal fees								323,137	$ 202,382
Loss on conversion of debt								3,297,539
Loss on conversion of the accrued interest								$ 21,402,488
Securities Purchase Agreement [Member]
Short-term Debt [Line Items]
Conversion price	$ 0.50
Legal fees	$ 1,386,000
Holder [Member] | Securities Purchase Agreement [Member]
Short-term Debt [Line Items]
Debt conversion description								to each holder a cash payment equal to 1.0% of the aggregate amount invested for each 30-day period, or pro rata portion thereof, as partial liquidated damages per month, up to a maximum of 6 months, subject to interest at the rate of 1.0% per month until paid in full
12% Convertible Debentures [Member]
Short-term Debt [Line Items]
Debt conversion description								as long as the debt remains outstanding, unless investors holding at least 51% in principal amount of the then-outstanding 12% Convertible Debentures otherwise agree, the Company was not permitted to enter into, incur, assume or guarantee any indebtedness, except for certain permitted indebtedness
Debt converted into shares								53,887,470
Principal amount of debt								$ 18,104,949
Ownership percentage								4.99%
Voting transaction description								(a) an acquisition in excess of 50% of the voting securities of the Company; (b) the Company merges into or consolidates whereby the Company stockholders own less than 50% of the aggregate voting power after the transaction; (c) the Company sells or transfers all or substantially all of its assets to whereby the Company stockholders own less than 50% of the aggregate voting power after the transaction; (d) a replacement at one time or within a three year period of more than one-half of the Board, which is not approved by a majority of those individuals who are members of the Board on the original issue date, subject to certain conditions; or (e) the execution by the Company of an agreement for any of the events set forth in clauses (a) through (d) above
Transaction description								(a) the Company, directly or indirectly, in one or more related transactions effects any merger or consolidation; (b) the Company, directly or indirectly, effects any sale, lease, license, assignment, transfer, conveyance or other disposition of all or substantially all of its assets in one or a series of related transactions; (c) any, direct or indirect, purchase offer, tender offer or exchange offer is completed pursuant to which the Company common stock holders are permitted to sell, tender or exchange their shares for other securities, cash or property and has been accepted by the holders of 50% or more of the Company’s outstanding common stock; (d) the Company, directly or indirectly, in one or more related transactions effects any reclassification, reorganization or recapitalization of the Company’s common stock or any compulsory share exchange pursuant to which the common stock is effectively converted into or exchanged for other securities, cash or property, or (e) the Company, directly or indirectly, in one or more related transactions consummates a stock or share purchase agreement or other business combination whereby such transaction results in an acquisition of more than 50% of the outstanding shares of the Company’s common stock, subject to certain other conditions. Further, if a Fundamental Transaction occurs, the holders have the right to their conversion shares as if the beneficial ownership limitation or the issuance limitation was not in place, subject to certain terms as additional consideration.
Repayments of debt								$ 1,130,903
12% Convertible Debentures [Member] | Minimum [Member]
Short-term Debt [Line Items]
Conversion price								$ 0.33
12% Convertible Debentures [Member] | Maximum [Member]
Short-term Debt [Line Items]
Conversion price								$ 0.40
12% Convertible Debentures [Member] | Securities Purchase Agreement [Member]
Short-term Debt [Line Items]
Debt conversion description								the Company agreed to register the shares issuable upon conversion of the 12% Convertible Debentures for resale by the holders within a certain timeframe and subject to certain conditions. The registration rights agreement provides for a cash payment equal to 1.0% per month of the amount invested as partial liquidated damages upon the occurrence of certain events, on each monthly anniversary, up to a maximum amount of 6.0% of the aggregate amount invested, subject to interest at 12.0% per annum, accruing daily, until paid in full.
12% Convertible Debentures [Member] | Two Accredited Investors [Member]
Short-term Debt [Line Items]
Principal amount of debt		$ 100,000	$ 100,000	$ 318,000	$ 318,000	$ 1,696,000
Net proceeds received			$ 100,000		$ 300,000	1,600,000
Legal fees						$ 10,000
Conversion of convertible shares			250,000		795,000	4,240,000
12% Convertible Debentures [Member] | B.Riley [Member]
Short-term Debt [Line Items]
Placement fee payable in cash					$ 18,000	$ 96,000
12% Convertible Debentures [Member] | Holder [Member]
Short-term Debt [Line Items]
Ownership percentage								9.99%